Catalyst/Millburn Hedge Strategy Fund

a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst/Millburn Hedge Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on February 9. 2016, (SEC Accession No. 0001580642-16-006745).